Offerings - Offering: 1	Nov. 08, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200.00
Offering Note	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.